Document And Entity Information	Aug. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Aug. 06, 2026
Entity Registrant Name	Mastech Digital, Inc.
Entity Central Index Key	0001437226
Entity Emerging Growth Company	false
Entity File Number	001-34099
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	26-2753540
Entity Address, Address Line One	1305 Cherrington Parkway
Entity Address, Address Line Two	Building 210
Entity Address, Address Line Three	Suite 400
Entity Address, City or Town	Moon Township
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15108
City Area Code	412
Local Phone Number	787-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	MHH
Security Exchange Name	NYSEAMER